Note 23 - Quarterly Financial Data (Unaudited) - Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income	$ 29,897	$ 30,329	$ 29,567	$ 28,284	$ 27,585	$ 26,298	$ 25,548	$ 24,094	$ 23,487	$ 22,904	$ 22,871	$ 21,758	$ 118,077	$ 103,525	$ 91,020
Interest expense	5,522	5,991	5,923	5,211	4,606	3,656	3,097	2,659	2,439	2,332	2,094	2,024	22,647	14,018	8,889
Net interest income	24,375	24,338	23,644	23,073	22,979	22,642	22,451	21,435	21,048	20,572	20,777	19,734	95,430	89,507	82,131
Provision for loan losses	686	167	154	1,033	1,097	1,088	1,090	1,023	436	436	420	389	2,040	4,298
Earnings before income taxes	10,222	13,556	12,451	10,882	10,708	10,718	9,798	10,153	10,694	10,438	11,386	10,362
Net earnings	$ 7,972	$ 10,266	$ 9,516	$ 8,290	$ 9,833	$ 7,972	$ 7,309	$ 7,480	$ 3,574	$ 6,469	$ 6,988	$ 6,495	$ 36,044	$ 32,594	$ 23,526
Basic earnings per common share (in dollars per share)	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 0.93	$ 0.75	$ 0.69	$ 0.71	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 3.36	$ 3.09	$ 2.26
Diluted earnings per common share (in dollars per share)	$ 0.74	$ 0.95	$ 0.89	$ 0.77	$ 0.92	$ 0.75	$ 0.69	$ 0.71	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 3.35	$ 3.08	$ 2.26